As filed with the Securities and Exchange Commission on August 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  June 30, 2007

Item 1. Schedules of Investments.

Teberg Fund
Schedule of Investments
at June 30, 2007 (Unaudited)

Shares		Value
	EQUITY FUNDS - 13.51%
6,368	American Century Vista Fund - Investor Class*	$132,902
1,423	American EuroPacific Growth Fund - Class A	73,921
10,203	American Washington Mutual Investors Fund - Class A	379,452
16,506	Brandywine Fund*	638,633
1,373	CGM Focus Fund	58,702
28,852	Eaton Vance Worldwide Health Sciences Fund - Class A*	345,648
4,461	Fidelity Select Energy Portfolio	263,089
1,580	Fidelity Select Insurance Portfolio	116,401
2,939	FPA Capital Fund	136,934
5,736	FPA Perennial Fund	220,620
3,399	Franklin Mutual European Fund - Class A	95,795
4,807	Gamco Global Telecommunications Fund - Class AAA	123,167
2,338	Jennison Natural Resources Fund - Class A	127,015
2,963	Mairs & Power Growth Fund	245,865
16,639	Matthews Korea Fund	116,972
3,117	Meridian Value Fund	120,917
14,946	MFS Mid Cap Growth Fund - Class A*	155,889
14,495	Nicholas Applegate Growth Equity Fund - Class A*	194,227
14,793	Oppenheimer Commodity Strategy Total Return Fund - Class A	102,515
2,316	Oppenheimer Developing Markets Fund - Class A	111,673
5,426	Oppenheimer International Small Company Fund - Class A	181,190
3,240	The Parnassus Fund*	128,506
9,438	PIMCO Real Return Fund - Class A	99,290
11,664	Seligman Communications & Information Fund - Class A*	427,019
4,361	SSgA Emerging Markets Fund	121,495
3,692	Thompson Plumb Growth Fund	186,860
3,122	Vanguard Energy Fund - Investor Class	236,318
	TOTAL EQUITY FUNDS (Cost $4,184,196)	5,141,015

	EXCHANGE TRADED FUNDS - 3.20%
3,123	Energy Select Sector SPDR Fund	215,456
36,100	Internet Infrastructure HOLDRs Trust*	206,492
4,541	iShares MSCI Emerging Markets Index Fund	597,823
7,779	Technology Select Sector SPDR Fund	199,142
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,147,133)	1,218,913

	FIXED INCOME FUNDS - 0.08%
5,601	DWS High Income Fund - Class A	30,131
	TOTAL FIXED INCOME FUNDS (Cost $30,243)	30,131

	MONEY MARKET FUNDS - 83.38%
31,736,768	AIM STIT-STIC Prime Portfolio	31,736,768
	TOTAL MONEY MARKET FUNDS (Cost $31,736,768)	31,736,768
	Total Investments (Cost $37,098,340) - 100.17%	38,126,827
	Liabilities in Excess of Other Assets - (0.17)%	(63,943)
	NET ASSETS - 100.00%	$38,062,884

* Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows**:

Cost of investments	$37,107,204

Gross unrealized appreciation	$1,038,453
Gross unrealized depreciation	(18,830)
Net unrealized appreciation	$1,019,623

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   8/27/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   8/27/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   8/28/2007

* Print the name and title of each signing officer under his or her signature.